Financial Income and Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Net Financial result	€ (111)	€ (217)	€ 239
Gain/ loss on Change in value of Foreign Exchange difference Net of Tax	€ 100		€ 300
Mesoblast Future USD Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Gain/ loss on Change in value of Foreign Exchange difference Net of Tax		€ 100